                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina           November 12, 2012
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Managers: None

Form 13F Information Table Entry Total: 110
Form 13F Information Table Value Total: (thousands) 267,832
List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

CANAL INSURANCE COMPANY
AND CANAL INDEMNITY COMPANY

SEC 13-F

                                             as of             9/30/2012

                                                                                                     VOTING AUTHORITY
                                   TITLE OF             MARKET VALUE SHARES/PAR        INVESTMENT ---------------------
        NAME OF ISSUER               CLASS     CUSIP      (1000'S)      VALUE   SH/PRN DISCRETION    SOLE   SHARED NONE
---------------------------------  -------- ----------- ------------ ---------- ------ ---------- --------- ------ ----
AAR CORP 1.625% Corp Conv Bd       BOND     000361-AK-1     1,915     2,000,000  PRN     Sole     2,000,000
CERADYNE INC 2.875% Conv Corp Bd   BOND     156710-AA-3     2,875     2,875,000  PRN     Sole     2,875,000
COVANTA HOLDING 3.25% Conv Bd      BOND     22282E-AC-6     1,211     1,000,000  PRN     Sole     1,000,000
ENERSYS 3.375% Convertible Bond    BOND     29275Y-AA-0     1,122     1,000,000  PRN     Sole     1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd   BOND     527288-AX-2     1,341     1,190,000  PRN     Sole     1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd    BOND     58470K-AA-2     1,494     1,000,000  PRN     Sole     1,000,000
NUANCE COMMUNIC  2.75% Conv Bds    BOND     67020Y-AB-6     1,334     1,000,000  PRN     Sole     1,000,000
TRANSOCEAN INC 1.50% Conv Bd       BOND     893830-AW-9     2,797     2,800,000  PRN     Sole     2,800,000
VERTEX PHARM 3.35% Corp Bond       BOND     92532F-AN-0     1,191     1,000,000  PRN     Sole     1,000,000
AAR CORP                           COM      000361-10-5       453        30,000   SH     Sole        30,000
ABBOTT LABORATORIES                COM      002824-10-0       655        10,000   SH     Sole        10,000
ADVANCED MICRO DEVICES  INC.       COM      007903-10-7       328       160,000   SH     Sole       160,000
AGL RESOURCE  INC.                 COM      001204-10-6       457        11,200   SH     Sole        11,200
ALTRIA GROUP INC                   COM      02209S-10-3       191         6,000   SH     Sole         6,000
ANADARKO PETROLEUM CORP            COM      032511-10-7     5,505        80,000   SH     Sole        80,000
APACHE CORP                        COM      037411-10-5     1,655        20,000   SH     Sole        20,000
AT&T INC                           COM      00206R-10-2       346        10,000   SH     Sole        10,000
BABCOCK & WILCOX CO New            COM      05615F-10-2     1,289        50,000   SH     Sole        50,000
BARD-C R-INC                       COM      067383-10-9     2,501        26,000   SH     Sole        26,000
BAXTER INTERNATIONAL  INC          COM      071813-10-9     4,384        70,000   SH     Sole        70,000
BECTON DICKINSON                   COM      075887-10-9     3,027        40,000   SH     Sole        40,000
BRISTOL MYERS SQUIBB CO            COM      110122-10-8     4,374       131,549   SH     Sole       131,549
BROCADE COMMUNICATIONS SYSTEMS     COM      111621-30-6       530       100,000   SH     Sole       100,000
CAMPBELL SOUP CO                   COM      134429-10-9     1,411        40,000   SH     Sole        40,000
CHEVRON CORP                       COM      166764-10-0     9,835        89,240   SH     Sole        89,240
CISCO SYSTEMS                      COM      17275R-10-2     5,142       300,000   SH     Sole       300,000
CONOCOPHILLIPS                     COM      20825C-10-4     7,231       125,000   SH     Sole       125,000
CVS CAREMARK CORP                  COM      126650-10-0     1,392        30,000   SH     Sole        30,000
DIREXION DAILY FINL BEAR ETF       COM      25459W-14-4     2,083       120,000   SH     Sole       120,000
DOMINION RESOURCES INC             COM      25746U-10-9     1,822        34,528   SH     Sole        34,528
DUKE ENERGY HOLDING CORPORATION    COM      26441C-20-4     7,500       114,166   SH     Sole       114,166
DUPONT DENEMOURS & CO              COM      263534-10-9       935        21,000   SH     Sole        21,000
ECHO GLOBAL LOGISTICS INC          COM      27875T-10-1       116         6,900   SH     Sole         6,900
EMC CORP                           COM      268648-10-2     4,922       201,553   SH     Sole       201,553
ENGILITY HOLDINGS                  COM      29285W-10-4        32         1,666   SH     Sole         1,666
EXCO RESOURCES INC                 COM      269279-40-2       177        21,900   SH     Sole        21,900
EXXON MOBIL CORP                   COM      30231G-10-2     9,573       105,000   SH     Sole       105,000
FLOWERS FOODS                      COM      343498-10-1     1,795        91,162   SH     Sole        91,162
FLUOR CORP NEW                     COM      343412-10-2     2,234        40,000   SH     Sole        40,000

FREEPORT MCMORAN COPPER & GOLD     COM      35671D-85-7     1,739        44,740   SH     Sole        44,740
GENERAL DYNAMICS CORPORATION       COM      369550-10-8     1,362        20,000   SH     Sole        20,000
GLOBAL  PAYMENTS INC               COM      37940X-10-2     2,309        54,000   SH     Sole        54,000
GUIDEWIRE SOFTWARE INC             COM      40171V-10-0     1,532        50,000   SH     Sole        50,000
HARRIS CORP                        COM      413875-10-5     1,831        40,000   SH     Sole        40,000
HEWLETT PACKARD COMPANY            COM      428236-10-3     3,740       270,000   SH     Sole       270,000
HOME DEPOT INC                     COM      437076-10-2       614        10,000   SH     Sole        10,000
HORNBECK OFFSHORE SERVICES INC     COM      440543-10-6     1,039        30,000   SH     Sole        30,000
HUNTINGTON INGALLS INDUSTRIES      COM      446413-10-6       393         9,285   SH     Sole         9,285
ILLINOIS TOOL WORKS INC            COM      452308-10-9       368         6,000   SH     Sole         6,000
INTEL CORP                         COM      458140-10-0     2,163       100,000   SH     Sole       100,000
INTERNATIONAL BUSINESS MACHS CORP  COM      459200-10-1    16,146        83,000   SH     Sole        83,000
JOHNSON & JOHNSON                  COM      478160-10-4     3,541        50,000   SH     Sole        50,000
JPMORGAN CHASE & CO                COM      46625H-10-0       834        20,000   SH     Sole        20,000
KRAFT FOODS GROUP INC (KRFT)       COM      50076Q-10-6        77         1,692   SH     Sole         1,692
L-3 COMMUNICATIONS HLDGS           COM      502424-10-4       738        10,000   SH     Sole        10,000
LINCOLN NATIONAL CORP              COM      534187-10-9       564        22,734   SH     Sole        22,734
LOCKHEED MARTIN CORPORATION        COM      539830-10-9     7,494        80,000   SH     Sole        80,000
MCDERMOTT INTERNATIONAL  INC       COM      580037-10-9     2,142       200,000   SH     Sole       200,000
MERCK & COMPANY New                COM      58933Y-10-5     5,019       110,000   SH     Sole       110,000
MICROSOFT CORP                     COM      594918-10-4     7,990       280,000   SH     Sole       280,000
MONDELEZ INT'L INC                 COM      609207-10-5       210         5,076   SH     Sole         5,076
MONSANTO COMPANY                   COM      61166W-10-1       881        10,234   SH     Sole        10,234
NABORS INDUSTRIES LTD              COM      G6359F-10-3       486        36,000   SH     Sole        36,000
NEWMONT MINING CORP                COM      651639-10-6     3,685        67,561   SH     Sole        67,561
NORTHROP GRUMMAN CORP              COM      666807-10-2     3,827        55,712   SH     Sole        55,712
NUANCE COMMUNICATIONS INC          COM      67020Y-10-0       935        42,000   SH     Sole        42,000
ORBITAL SCIENCES CORP              COM      685564-10-6     1,122        83,700   SH     Sole        83,700
PFIZER INC                         COM      717081-10-3     5,124       206,050   SH     Sole       206,050
PHILIP MORRIS INTERNATIONAL        COM      718172-10-9       266         3,000   SH     Sole         3,000
PHILLIPS 66                        COM      718546-10-4     2,948        62,500   SH     Sole        62,500
PIEDMONT NATURAL GAS COMPANY INC   COM      720186-10-5     8,629       265,674   SH     Sole       265,674
POWERSHARES DB INDEX COMMODITY ETF COM      73935S-10-5       689        25,000   SH     Sole        25,000
PROSHARES ULTRASHORT S&P 500 ETF   COM      74347B-30-0     5,655       100,000   SH     Sole       100,000
RAYTHEON CO                        COM      755111-50-7     7,551       133,500   SH     Sole       133,500
SCANA CORP                         COM      80589M-10-2     2,258        46,000   SH     Sole        46,000
SCANSOURCE INC.                    COM      806037-10-7     2,297        78,535   SH     Sole        78,535
SCHLUMBERGER LTD                   COM      806857-10-8     5,632        81,000   SH     Sole        81,000
SPECTRA ENERGY CORP                COM      847560-10-9     4,475       155,000   SH     Sole       155,000
TEXAS INSTRUMENTS INC              COM      882508-10-4     1,405        50,000   SH     Sole        50,000
THERMO FISHER SCIENTIFIC INC       COM      883556-10-2     1,221        20,000   SH     Sole        20,000
TORTOISE ENERGY INDEPENDENCE FD    COM      89148K-10-1       988        40,000   SH     Sole        40,000
TRANSOCEAN INC.                    COM      H8817H-10-0     2,726        59,662   SH     Sole        59,662
TRIMBLE NAVIGATIONS LTD            COM      896239-10-0     1,415        30,000   SH     Sole        30,000
UNITED TECHNOLOGIES CORP           COM      913017-10-9     8,988       115,000   SH     Sole       115,000
WILLIAMS COMPANIES                 COM      969457-10-0     5,598       160,000   SH     Sole       160,000
WPX ENERGY INC                     COM      98212B-10-3     1,694       100,000   SH     Sole       100,000
XEROX CORPORATION                  COM      984121-10-3       966       150,000   SH     Sole       150,000
ZIMMER HOLDINGS INC                COM      98956P-10-2       321         5,000   SH     Sole         5,000
BARRICK GOLD CORP                  COM      067901-10-8     1,598        39,576   SH     Sole        39,576

CANADIAN PACIFIC RAILWAY LTD       COM      13645T-10-0     4,373        47,600   SH     Sole        47,600
CENOVUS ENERGY INC                 COM      15135U-10-9     3,523       100,000   SH     Sole       100,000
ENCANA CORPORATION                 COM      292505-10-4     2,585       114,900   SH     Sole       114,900
BHP BILLITON LTD                   COM      088606-10-8     9,904       140,000   SH     Sole       140,000
BP AMOCO P L C ADR                 COM      055622-10-4     3,956        92,240   SH     Sole        92,240
COVIDIEN LTD                       COM      G2554F-11-3     1,374        25,000   SH     Sole        25,000
BHP BILLITON 70.0 CALL 17NOV12     CALLS    088606-10-8     -58.5       -30,000   SH     Sole       -30,000
BROCADE COMM 6.0 CALL 19JAN13      CALLS    111621-30-6       -17      -100,000   SH     Sole      -100,000
CISCO SYSTEM 19.0 CALL 17NOV12     CALLS    17275R-10-2      -3.3       -30,000   SH     Sole       -30,000
CVS CAREMARK 49.0 CALL 17NOV12     CALLS    126650-10-0      -0.5       -25,000   SH     Sole       -25,000
DIREXION DAI 18.0 CALL 17NOV12     CALLS    25459W-14-4     -46.4       -80,000   SH     Sole       -80,000
EMC CORP/MA 29.0 CALL 19JAN13      CALLS    268648-10-2     -1.12        -8,000   SH     Sole        -8,000
EXCO RESOURC 8.0 CALL 17NOV12      CALLS    269279-40-2        -7       -20,000   SH     Sole       -20,000
FREEPORT-MCM 43.0 CALL 17NOV12     CALLS    35671D-85-7        -2       -20,000   SH     Sole       -20,000
HEWLETT-PACK 20.0 CALL 17NOV12     CALLS    428236-10-3      -0.5       -50,000   SH     Sole       -50,000
HOME DEPOT I 60.0 CALL 19JAN13     CALLS    437076-10-2     -31.5       -10,000   SH     Sole       -10,000
INTEL CORP 23.0 CALL 17NOV12       CALLS    458140-10-0      -1.6       -40,000   SH     Sole       -40,000
JPMORGAN CHA 40.0 CALL 19JAN13     CALLS    46625H-10-0     -56.4       -20,000   SH     Sole       -20,000
NUANCE COMMU 27.0 CALL 19JAN13     CALLS    67020Y-10-0     -10.4       -40,000   SH     Sole       -40,000
RAYTHEON CO 57.5 CALL 17NOV12      CALLS    755111-50-7    -0.525        -1,500   SH     Sole        -1,500
WILLIAMS COS 37.0 CALL 19JAN13     CALLS    969457-10-0     -43.8       -40,000   SH     Sole       -40,000